Average Annual Total Returns - FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF	FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF 1 Year	FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF Since Inception	FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF Inception Date	FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF After tax on distributions 1 Year	FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF After tax on distributions Since Inception	FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF After tax on distributions and sale of fund shares 1 Year	FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF After tax on distributions and sale of fund shares Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (reflects no deduction for fees, expenses or taxes) 1 Year	Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.30%	11.16%	Mar. 26, 2018	6.07%	9.74%	4.71%	8.20%	18.40%	15.51%	8.00%	11.99%